                                                MORGAN STANLEY
                                                 DEAN WITTER
--------------------------------------------------------------

    DIRECTORS                              OFFICERS
    Barton M. Biggs                        Harold J. Schaaff, Jr.
    CHAIRMAN OF THE BOARD                  PRESIDENT
      Chairman, Director and Managing      Stefanie V. Chang
      Director, Morgan Stanley Dean        VICE PRESIDENT
      Witter Investment Management Inc.
      and Morgan Stanley Dean Witter
      Investment Management Limited;
      Managing Director, Morgan Stanley    Arthur J. Lev
      & Co. Incorporated                   VICE PRESIDENT
    John D. Barrett II
    Chairman and Director,
    Barrett Associates, Inc.
    Gerard E. Jones                        Joseph P. Stadler
    Partner, Richards & O'Neil, LLP        VICE PRESIDENT
    Graham E. Jones
    Senior Vice President,
    BGK Properties
    John A. Levin                          Mary E. Mullin
    Chairman and Chief                     SECRETARY
    Executive Officer,
    John A. Levin & Co., Inc.
    Andrew McNally IV
    Managing Director                      Belinda A. Brady
    Hammond Kennedy Whitney                TREASURER
    William G. Morton, Jr.
    Chairman and Chief
    Executive Officer,
    Boston Stock Exchange                  Robin L. Conkey
    Samuel T. Reeves                       ASSISTANT TREASURER
    Chief Executive Officer,
    Pinnacle Trading, L.L.C.
    Fergus Reid
    Chairman and Chief Executive
    Officer, LumeLite Plastics
    Corporation
    Frederick O. Robertshaw, Esq.
    Attorney at Law
    INVESTMENT ADVISER AND
    ADMINISTRATOR
    Morgan Stanley Dean Witter
    Investment Management Inc.
    1221 Avenue of the Americas
    New York, New York 10020
    DISTRIBUTOR
    Morgan Stanley & Co., Incorporated
    1221 Avenue of the Americas
    New York, New York 10020
    CUSTODIAN
    The Chase Manhattan Bank
    3 Chase MetroTech Center
    Brooklyn, New York 11245
    LEGAL COUNSEL
    Morgan, Lewis & Bockius LLP
    1701 Market Street
    Philadelphia, Pennsylvania 19103
    INDEPENDENT AUDITORS
    Ernst & Young LLP
    200 Clarendon Street
    Boston, MA 02116

  FOR CURRENT PERFORMANCE, CURRENT NET ASSET VALUE, OR FOR ASSISTANCE
   WITH YOUR ACCOUNT, PLEASE CONTACT THE FUND AT (800) 354-8185 OR VISIT OUR WEBSITE AT WWW.MSDW.COM/IM.

                           MORGAN STANLEY DEAN WITTER
                          STRATEGIC ADVISER FUND, INC.

                                 ANNUAL REPORT
                               DECEMBER 31, 2000

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter................    1

Managers' Reports and Portfolio of
  Investments by Portfolio:

  Conservative Portfolio..........    3

  Moderate Portfolio..............    6

  Aggressive Portfolio............    9

Statement of Assets and
Liabilities.......................   12

Statement of Operations...........   13

Statement of Changes in Net
Assets............................   14

Financial Highlights..............   15

Notes to Financial Statements.....   18

Report of Independent Auditors....   21

Federal Tax Information...........   22

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Dean Witter Strategic Adviser Fund, Inc. To receive a prospectus, which contains more complete information such as charges, expenses, risk considerations and describes in detail each of the portfolio's investment policies to the prospective investor call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PRESIDENT'S LETTER

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:
We are pleased to present the Fund's Annual Report for the year ended
December 31, 2000. Our Fund offers three Portfolios that are intended to provide investors a range of asset allocation strategies designed to accommodate different investors' philosophies, goals and risk tolerances. Set forth below is a general market review for 2000 and market outlook for 2001. Portfolio manager commentary, performance statistics and other useful information for each of the Fund's portfolios are presented later in this Report.

MARKET OVERVIEW:

After five consecutive years of double-digit gains, equity markets closed 2000 with losses. The strength of 1999's synchronized global recovery gave way to inevitable pressures of growth, as oil prices soared, inflation rekindled, and labor markets became stretched. These conditions, along with the smooth transition of Y2K, led central banks to become more vigilant in fending off inflation and embark on a series of interest rate increases. The tighter monetary environment took its toll on the economy and the markets leading to slower growth and a revaluation of equities. The S&P 500 fell 9.1% for the year. MSCI EAFE fell 14.2% in U.S. dollar terms, due to weakness in currencies as well as equities. Emerging market equities, which had a banner year in 1999, were hit hard by slower global growth, falling 30.6% for the year. The winners of 2000 were defensive asset categories, including U.S. fixed income (+11.6%), cash (+5.9%), and REITs (+26.4%).

The slowing growth in the U.S. caused investors to rethink growth expectations for the market as a whole and for growth stocks in particular. The reassessment of growth expectations led to a significant adjustment in multiples. In this environment, value stocks and defensive stocks outperformed the previously high flying growth sectors. Technology stocks worldwide fell 39% during the year, while globally, utilities (+27%) and health care (+32%) outperformed. Within the U.S., value stocks gained (+7.0%) while growth stocks fell (-22.4%). The anticipation of slower growth in the U.S. was also reflected in the bond markets. Bond yields peaked in the first quarter, and steadily declined in the latter quarters, pricing in a slowdown which would eventually lead to an easing of monetary conditions by the central bank. The expectation of slower growth also caused high quality to outperform spread products, as perceptions of credit quality deteriorated throughout the year. The Salomon Broad Investment Grade Index returned 11.6% for the year, with Treasuries (+13.5%) outperforming Corporates (+9.3%) and High Yield (-5.7%).

Non-U.S. stock market performance was plagued by currency weakness through most of the year. The Euro fell as low as $0.83 before rebounding in the fourth quarter, and the Yen declined 6.2% for the year. European markets, in local terms, actually outperformed the S&P 500, as Europe's growth was not perceived to be slowing as quickly as the U.S.. Japan, on the other hand, disappointed investors with weak economic growth and remains mired in a deflationary trap. The MSCI Japan Index fell 19.7% in local terms and 28.6% in dollar terms. Asia fared no better than Japan, as investors abandoned the region to seek safe havens during the year. The region's growing emphasis on high tech related production and exports also contributed to stock underperformance.

Emerging market equities suffered setbacks in the growth downturn. Although growth indicators for many emerging economies were strong in the first half, investors became wary regarding the sustainability of growth in small emerging economies within a backdrop of slowing global growth. The hardest hit emerging market region was Asia, while Latin America suffered less, due to Mexico's and Venezuela's high exposure to oil.

--------------------------------------------------------------------------------

MARKET OUTLOOK

As the synchronized growth of late 1999 and early 2000 has given way to a slowdown, a key consideration for the coming year will be the expected magnitude and duration of the slowdown. The U.S. Federal Reserve has acknowledged the situation, and has opened the door for aggressive rate cuts to prevent the economy from slipping into a recession. The Fed's policy stance will also make way for Europe's central banks to ease interest rates in the next year. We believe that the ensuing period of global central bank easing in 2001 will be more supportive of asset prices and economic performance than market conditions in 2000.

Despite our constructive views on interest rates and central bank policy, we remain somewhat cautious regarding market performance. While a decline in growth and the attendant inflationary pressures is positive for bonds, the bond market has already substantially priced in these expectations. Furthermore, as lower interest rates typically take 6-9 months to affect economic performance, corporate profits could remain under pressure for some time, which would be negative for both equities and corporate credits. On the other hand, valuations in the U.S. equity markets and worldwide have become more reasonable over the last year but are not cheap. Given the situation, we expect that the combination of lower interest rates and more reasonable valuations may give equities some bottom support, but that significant capital appreciation in equities is unlikely until profit optimism resumes. We have migrated our portfolios from slightly defensive postures to a more neutral one, balancing equities and bonds, and growth and value.

Sincerely,

/s/ Harold J. Schaaff, Jr.

Harold J. Schaaff, Jr.
PRESIDENT

January 2001

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Fixed Income Funds  (79.9%)
U.S. Equity Funds        (19.6%)
Other                     (0.5%)

PERFORMANCE COMPARED TO THE LEHMAN 1-3 YEAR
GOVERNMENT BOND INDEX AND THE COMPOSITE INDEX(1)
-----------------------------------------------

                                        TOTAL RETURNS(2)
                                   --------------------------
                                     ONE      AVERAGE ANNUAL
                                     YEAR     SINCE INCEPTION
                                   --------   ---------------
PORTFOLIO--CLASS A...............   3.06%          6.47%
PORTFOLIO--CLASS B...............   2.81           6.19
LEHMAN 1-3 YEAR GOVERNMENT
  BOND INDEX.....................   8.17           6.01
COMPOSITE INDEX..................   3.30           6.87

1. The Lehman 1-3 Year Government Bond Index is comprised of government agency and treasury securities with maturities of 1-3 years. The Composite Index is a composite comprised of 70% of the Lehman 1-3 Year Government Bond Index, 20% of the S&P 500 Index and 10% of the Salomon High Yield Market Index.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

------------------------------------------------------------------
THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

                       COMPARISON OF THE CHANGE IN VALUE
                           OF A $10,000** INVESTMENT
              ----------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                 LEHMAN 1-3 YEAR
          CONSERVATIVE         CONSERVATIVE      GOVERNMENT BOND  COMPOSITE
       PORTFOLIO - CLASS A  PORTFOLIO - CLASS B     INDEX(1)        INDEX
1997*              $10,000              $10,000          $10,000    $10,000
1998               $10,776              $10,752          $10,696    $11,108
1999               $11,712              $11,648          $11,014    $11,817
2000               $12,070              $11,975          $11,914    $12,207

*Commenced operations on December 31, 1997 **Minimum investment

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The Conservative Portfolio seeks the highest level of long-term total return that is consistent with a relatively conservative level of risk. The Portfolio invests primarily in certain fixed income portfolios, and, to a lesser degree, certain equity portfolios of the Morgan Stanley Dean Witter Institutional
Fund, Inc. ("MSDWIF") Class A shares and the MAS Funds Institutional Class shares. The Portfolio's assets are normally allocated within the ranges of 75%-85% fixed income and 15%-25% equities. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the Underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the underlying funds.

For the year ended December 31, 2000, the Portfolio had a total return of 3.06% for the Class A shares and 2.81%

--------------------------------------------------------------------------------
                                                          Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO (CONT.)
for the Class B shares compared to 8.17% for the Lehman 1-3 Year Government Bond Index (the "Lehman Index") and 3.30% for the Composite Index. For the period since inception on December 31, 1997 through December 31, 2000, the Portfolio had an average annual total return of 6.47% for the Class A shares and 6.19% for the Class B shares compared to 6.01% for the Lehman Index and 6.87% for the Composite Index.

Our asset allocation during the first half of 2000 overweighted equities relative to bonds. In the second half of 2000, we moved to a more defensive posture, emphasizing high quality fixed income and gained significant exposure to value oriented strategies. As of December 31, 2000 our allocation to U.S. fixed income mutual funds was 79.9%, including a 7.2% allocation to high yield funds. Our allocation to U.S. equity funds was 19.6%.

Although several allocation and security selection strategies added value through 2000, these were outweighed by poor allocation and selection results in non-U.S. equities and growth-oriented strategies. The MSDWIF Equity Growth Portfolio fell 11.8% during the year, underperforming the S&P 500 (-9.1%). Our allocation to mid-cap stock funds was positive due to these stocks' strong performance during 2000, however, both the MAS Mid Cap Value (+3.5%) and MAS Mid Cap Growth (-19.0%) funds underperformed their Index, the S&P 400 Mid Cap Index (+17.5%). The MAS High Yield Portfolio underperformed returning -10.5% relative to the Salomon High Yield Index return of -5.7%. Several allocation decisions also detracted from performance. Our favoring of non-U.S. equities, particularly in the Pacific detracted from performance. Non-U.S. regions suffered worse than the U.S. due to a combination of weaker currencies and a flight to safe havens.

Partially offsetting these negative contributors to performance, several strategies added value. Our preference for higher quality fixed income relative to high yield debt and U.S. equities in the second half was positive. An opportunistic allocation to emerging markets debt (+11.0%) in the first three quarters of 2000 also contributed positively, as the asset class outperformed. Additionally, the MSDWIF Value Equity Portfolio (+18.1%) saw strong outperformance as value gained favor during the year.

Our investment strategy has shifted from a growth emphasis to a more balanced approach towards growth and value. Within U.S. fixed income, we had a strong preference for quality in 2000. However, we recognize the extreme undervaluation in the high yield corporate sector, and expect to move towards a more neutral position. We maintain a small allocation to mid and small cap strategies as these segments remain more attractively valued than large cap U.S. equities.

Francine J. Bovich
PORTFOLIO MANAGER

January 2001

--------------------------------------------------------------------------------
Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                           VALUE
SHARES                                                                     (000)
---------------------------------------------------------------------------------

INVESTMENTS (99.5%)
U.S. FIXED INCOME FUNDS (79.9%)
 30,817    MAS High Yield Portfolio, Institutional Class ..............    $  210
208,032    MAS Limited Duration Portfolio, Institutional Class ........     2,132
                                                                           ------
                                                                            2,342
                                                                           ------
U.S. EQUITY FUNDS (19.6%)
    816    MAS Mid Cap Growth Portfolio, Institutional Class ..........        20
  3,927    MAS Mid Cap Value Portfolio, Institutional Class ...........        83
  9,643    MSDWIF Equity Growth Portfolio, Class A.....................       198
  6,508    MSDWIF U.S. Equity Plus Portfolio, Class A..................        68
 19,854    MSDWIF Value Equity Portfolio, Class A......................       205
                                                                           ------
                                                                              574
                                                                           ------
TOTAL INVESTMENTS (99.5%) (Cost $2,997)................................     2,916
OTHER ASSETS AND LIABILITIES -- NET (0.5%).............................        16
                                                                           ------
NET ASSETS (100%)......................................................    $2,932
                                                                           ======

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                          Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
MODERATE PORTFOLIO

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Fixed Income Funds     (50.1%)
U.S. Equity Funds           (34.4%)
International Equity Funds  (15.2%)
Other                        (0.3%)

PERFORMANCE COMPARED TO THE S&P 500 INDEX
AND THE COMPOSITE INDEX(1)
-----------------------------------------

                                         TOTAL RETURNS(2)
                                 --------------------------------
                                      ONE         AVERAGE ANNUAL
                                      YEAR        SINCE INCEPTION
                                 --------------   ---------------
PORTFOLIO--CLASS A.............          -1.37%        7.87%
PORTFOLIO--CLASS B.............          -1.61         7.59
COMPOSITE INDEX................          -2.00         8.53
S&P 500 INDEX..................          -9.12        12.25

1. The S&P 500 Index is comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These 500 companies are a representative sample of some 100 industries, chosen mainly for market size, liquidity and industry group representation. The Composite Index is a composite comprised of 40% of the Lehman Intermediate Government/Corporate Bond Index, 35% of the S&P 500 Index, 15% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and 10% of the Salomon High Yield Market Index.
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

------------------------------------------------------------------
THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

                       COMPARISON OF THE CHANGE IN VALUE
                           OF A $10,000** INVESTMENT
              ----------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       MODERATE PORTFOLIO -  MODERATE PORTFOLIO -  S&P 500   COMPOSITE
             CLASS A               CLASS B         INDEX(1)  INDEX(1)
1997*               $10,000               $10,000   $10,000    $10,000
1998                $10,993               $10,957   $12,867    $11,706
1999                $12,729               $12,660   $15,562    $13,044
2000                $12,555               $12,456   $14,143    $12,783

*Commenced operations on December 31, 1997 **Minimum investment
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Moderate Portfolio seeks the highest level of long-term total return consistent with a relatively moderate level of risk primarily through investment in a mix of fixed income and equity portfolios of the Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") Class A shares and the MAS Funds Institutional Class shares. The Portfolio's assets are normally allocated within the range of 45%-55% equities and 45%-55% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the Underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the underlying funds.
For the year ended December 31, 2000, the Portfolio had a total return of -1.37% for the Class A shares and -1.61% for the Class B shares compared to -9.12% for the S&P 500 Index and -2.00% for the Composite Index.

--------------------------------------------------------------------------------
Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
MODERATE PORTFOLIO (CONT.)

For the period since inception on December 31, 1997 through December 31, 2000, the Portfolio had an average annual total return of 7.87% for the Class A shares and 7.59% for the Class B shares compared to 12.25% for the S&P 500 Index and 8.53% for the Composite Index.

Our asset allocation during the first half of 2000 overweighted equities relative to bonds. In the second half of 2000, we moved to a more defensive posture, emphasizing high quality fixed income and gained significant exposure to value oriented strategies. As of December 31, 2000 our allocation to U.S. equity mutual funds was 34.4%, with a 15.2% allocation to non-U.S. equities. Our allocation to high yield was 8.0%, while our allocation to high quality U.S. fixed income was 42.1%.

The outperformance of the Portfolio for the year was due to both strong security selection within the underlying mutual funds and marginal allocation decisions. The MSDWIF Value Equity Portfolio was the largest contributor to outperformance, returning 18.1% for the year, exceeding the -9.1% return for the S&P 500 (inclusive of dividends). The MAS Mid Cap Value Portfolio also delivered strong performance, rising 3.5% for the year. The value tilted MSDWIF International Magnum Portfolio (-10.5%) outperformed the MSCI EAFE Index (-14.2%), as value stocks also led growth stocks in Europe. The re-rating of stocks in 2000 in light of a slowing global economy created a favorable environment for value oriented strategies.

Allocation decisions that contributed positively to results included a defensive posture favoring high quality debt over stocks and high yield debt. Slowing earnings growth and capital expenditure disadvantaged high risk asset categories. Equities suffered from a combination of overvaluation and degradation of earnings expectations. The slowing earnings expectations also contributed to a deterioration in credit quality among many high yield bond issuers, and the asset class underperformed. An opportunistic allocation to emerging market debt (+11.0%) in the first three quarters of 2000 also benefited the Portfolio as these bonds held their own. Although spreads did not tighten dramatically (with the exception of Russian bonds), emerging market bond yields were protected from credit risks plaguing U.S. corporate bonds as emerging economies continued to show reasonable growth, and higher oil prices increased tax receipts in many oil exporting countries.

Our investment strategy has shifted from a growth emphasis to a more balanced approach towards growth and value. Within U.S. fixed income, we had a strong preference for quality in 2000. However, we recognize the extreme undervaluation in the high yield corporate sector, and expect to move towards a more neutral position. We maintain a small allocation to mid and small cap strategies as these segments remain more attractively valued than large cap U.S. equities. For most of 2000, we preferred non-U.S. stocks to U.S. stocks, due to better relative valuations and growth dynamics. We have shifted towards a more neutral position in our U.S. versus non-U.S. allocation, given that the U.S. central bank is ahead of other central banks in easing.

Francine J. Bovich
PORTFOLIO MANAGER

January 2001

--------------------------------------------------------------------------------
                                                              Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

MODERATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                           VALUE
SHARES                                                                     (000)
---------------------------------------------------------------------------------

INVESTMENTS (99.7%)
U.S. FIXED INCOME FUNDS (50.1%)
 73,673    MAS High Yield Portfolio, Institutional Class ..............    $  501
267,581    MAS Intermediate Duration Portfolio, Institutional Class ...     2,638
                                                                           ------
                                                                            3,139
                                                                           ------
U.S. EQUITY FUNDS (34.4%)
  1,290    MAS Small Cap Growth Portfolio, Institutional Class ........        48
  5,408    MAS Mid Cap Value Portfolio, Institutional Class ...........       114
 41,202    MSDWIF Equity Growth Portfolio, Class A.....................       845
 37,240    MSDWIF U.S. Equity Plus Portfolio, Class A..................       391
 73,304    MSDWIF Value Equity Portfolio, Class A......................       756
                                                                           ------
                                                                            2,154
                                                                           ------
INTERNATIONAL EQUITY FUNDS (15.2%)
 57,263    MSDWIF Active International Allocation Portfolio,
             Class A...................................................       612
  3,761    MSDWIF Asian Equity Portfolio, Class A......................        32
 26,904    MSDWIF International Magnum Portfolio, Class A..............       311
                                                                           ------
                                                                              955
                                                                           ------
TOTAL INVESTMENTS (99.7%) (Cost $6,694)................................     6,248
OTHER ASSETS AND LIABILITIES -- NET (0.3%).............................        19
                                                                           ------
NET ASSETS (100%)......................................................    $6,267
                                                                           ======

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Equity Funds           (49.7%)
International Equity Funds  (34.6%)
U.S. Fixed Income Funds     (15.2%)
Other                        (0.5%)

PERFORMANCE COMPARED TO THE MSCI WORLD INDEX AND THE COMPOSITE INDEX(1)
-----------------------------------------------------

                                      TOTAL RETURNS(2)
                                 ---------------------------
                                    ONE       TOTAL RETURN
                                   YEAR      SINCE INCEPTION
                                 ---------   ---------------
PORTFOLIO--CLASS A.............     -7.92%        10.25%
PORTFOLIO--CLASS B.............     -8.07         10.02
MSCI WORLD INDEX...............    -13.18         10.49
COMPOSITE INDEX................     -9.10          9.13

1. The MSCI World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/ Pacific region, including dividends. The Composite Index is a composite comprised of 50% of the Russell 3000 Index, 25% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, 15% of the Lehman Aggregate Bond Index and 10% of the IFC Investable Emerging Markets Index.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

--------------------------------------------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

                       COMPARISON OF THE CHANGE IN VALUE
                           OF A $10,000** INVESTMENT
              ----------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       AGGRESSIVE   AGGRESSIVE
       PORTFOLIO -  PORTFOLIO -  MSCI WORLD  COMPOSITE
         CLASS A      CLASS B     INDEX(1)   INDEX (1)
1997*      $10,000      $10,000     $10,000    $10,000
1998       $10,838      $10,823     $12,434    $11,616
1999       $14,557      $14,490     $15,535    $14,300
2000       $13,404      $13,321     $13,487    $12,999

*Commenced operations on December 31, 1997 **Minimum investment

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The Aggressive Portfolio seeks the highest level of long-term capital appreciation that is consistent with a relatively high level of risk primarily through investment in certain equity portfolios, and, to a lesser degree certain fixed income portfolios of the Morgan Stanley Dean Witter Institutional
Fund, Inc. ("MSDWIF") Class A shares and the MAS Funds Institutional Class shares. The Portfolio's assets are normally allocated within the range of 80%-90% equities and 10%-20% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the Underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the underlying funds.

For the year ended December 31, 2000, the Portfolio had a total return of -7.92% for the Class A shares and -8.07% for the Class B shares compared to -13.18% for the MSCI World Index and -9.10% for the Composite Index. For

--------------------------------------------------------------------------------
                                                            Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO (CONT.)

the period since inception on December 31, 1997 through December 31, 2000, the Portfolio had an average annual total return of 10.25% for the Class A shares and 10.02% for the Class B shares compared to 10.49% for the MSCI World Index and 9.13% for the Composite Index.

Our asset allocation during the first half of 2000 overweighted equities relative to bonds. In the second half of 2000, we moved to a more defensive posture, emphasizing high quality fixed income and gained significant exposure to value oriented strategies. As of December 31, 2000 our allocation to U.S. equity mutual funds was 49.7%, with a 34.6% allocation to non-U.S. equities. Our allocation to high quality U.S. fixed income was 15.2%.

The outperformance of the Portfolio was due to both strong security selection within the underlying mutual funds and marginal allocation decisions. The MSDWIF Value Equity Portfolio was the largest contributor to outperformance, returning 18.1% for the year, exceeding the -9.1% return for the S&P 500 (inclusive of dividends). The MAS Mid Cap Value Portfolio also delivered strong performance, rising 3.5% for the year. The value tilted MSDWIF International Magnum Portfolio (-10.5%) outperformed the MSCI EAFE Index (-14.2%), as value stocks also led growth stocks in Europe. The re-rating of stocks in 2000 in light of a slowing global economy created a favorable environment for value oriented strategies.

Allocation decisions that contributed positively to results included a defensive posture favoring high quality debt over stocks and high yield debt. Slowing earnings growth and capital expenditure disadvantaged high risk asset categories. Equities suffered from a combination of overvaluation and degradation of earnings expectations. The slowing earnings expectations also contributed to a deterioration in credit quality among many high yield bond issuers, and the asset class underperformed. An opportunistic allocation to emerging market debt (+11.0%) in the first three quarters of 2000 also benefited the Portfolio as these bonds held their own. Although spreads did not tighten dramatically (with the exception of Russian bonds), emerging market bond yields were protected from credit risks plaguing U.S. corporate bonds as emerging economies continued to show reasonable growth, and higher oil prices increased tax receipts in many oil exporting countries.

Our investment strategy has shifted from a growth emphasis to a more balanced approach towards growth and value. In light of the extremely attractive valuations available in the high yield corporate sector, we expect to be building a small position to take advantage of the opportunity. We maintain a neutral allocation to mid and small cap strategies as these segments remain more attractively valued than large cap U.S. equities. For most of 2000, we preferred non-U.S. stocks to U.S. stocks, due to better relative valuations and growth dynamics. We have shifted towards a more neutral position in our U.S. versus non-U.S. allocation, given that the U.S. central bank is ahead of other central banks in easing.

Francine J. Bovich
PORTFOLIO MANAGER

January 2001

--------------------------------------------------------------------------------
Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                           VALUE
SHARES                                                                     (000)
---------------------------------------------------------------------------------

INVESTMENTS (99.5%)
U.S. EQUITY FUNDS (49.7%)
 10,715    MAS Mid Cap Growth Portfolio, Institutional Class ..........    $  266
 13,747    MAS Mid Cap Value Portfolio, Institutional Class ...........       289
  5,624    MAS Small Cap Growth Portfolio, Institutional Class ........       209
 52,969    MSDWIF Equity Growth Portfolio, Class A.....................     1,086
 36,427    MSDWIF U.S. Equity Plus Portfolio, Class A..................       382
107,624    MSDWIF Value Equity Portfolio, Class A......................     1,111
                                                                           ------
                                                                            3,343
                                                                           ------
INTERNATIONAL EQUITY FUNDS (34.6%)
 99,118    MSDWIF Active International Allocation Portfolio,
             Class A...................................................     1,059
  4,054    MSDWIF Asian Equity Portfolio, Class A......................        35
 55,806    MSDWIF Emerging Markets Portfolio, Class A..................       631
 51,921    MSDWIF International Magnum Portfolio, Class A..............       600
                                                                           ------
                                                                            2,325
                                                                           ------
U.S. FIXED INCOME FUNDS (15.2%)
 90,953    MAS Fixed Income Portfolio, Institutional Class ............     1,023
                                                                           ------
TOTAL INVESTMENTS (99.5%) (Cost $7,261)................................     6,691
OTHER ASSETS AND LIABILITIES -- NET (0.5%).............................        32
                                                                           ------
NET ASSETS (100%)......................................................    $6,723
                                                                           ======

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                            Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                  CONSERVATIVE            MODERATE             AGGRESSIVE
                                                                   PORTFOLIO              PORTFOLIO             PORTFOLIO
                                                                     (000)                  (000)                 (000)
--------------------------------------------------------------------------------------------------------------------------

ASSETS
  Investments, at Cost......................................         $2,997                $6,694                $7,261
  Investments, at Value.....................................         $2,916                $6,248                $6,691
  Cash......................................................             --                    --                     5
  Receivable for Investment Sold............................             --                     6                    19
  Deferred Organization Costs...............................             39                    39                    39
  Receivable from Investment Adviser........................              8                    13                    11
  Other Assets..............................................              1                    --                    --
TOTAL ASSETS................................................          2,964                 6,306                 6,765
LIABILITIES
  Professional Fees Payable.................................            (16)                  (18)                  (18)
  Shareholder Reporting Fees Payable........................            (11)                  (13)                   (8)
  Payable for Investments Purchased.........................             --                    --                   (11)
  Bank Overdraft Payable....................................             (2)                   (3)                   --
  Administrative Fees Payable...............................             (1)                   (2)                   (2)
  Custodian Fees Payable....................................             (1)                   (2)                   (2)
  Other Liabilities.........................................             (1)                   (1)                   (1)
TOTAL LIABILITIES...........................................            (32)                  (39)                  (42)
NET ASSETS..................................................         $2,932                $6,267                $6,723
NET ASSETS CONSIST OF:
  Paid in Capital...........................................         $3,092                $6,857                $7,283
  Undistributed Net Investment Income/(Accumulated Net
    Investment Loss)........................................              1                    --                    --
  Accumulated Net Realized Gain (Loss)......................            (80)                 (144)                   10
  Unrealized Depreciation on Investments....................            (81)                 (446)                 (570)
NET ASSETS..................................................         $2,932                $6,267                $6,723
CLASS A:
------------------------------------------------------------
NET ASSETS..................................................         $2,313                $5,624                $6,035
SHARES ISSUED AND OUTSTANDING ($0.001 PAR VALUE)
  (Authorized 1,500,000 shares).............................            241                   599                   617
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE...........................................         $ 9.60                $ 9.40                $ 9.77
CLASS B:
------------------------------------------------------------
NET ASSETS..................................................         $  619                $  643                $  688
SHARES ISSUED AND OUTSTANDING ($0.001 PAR VALUE)
  (Authorized 1,500,000 shares).............................             65                    69                    70
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE...........................................         $ 9.59                $ 9.39                $ 9.78

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                  CONSERVATIVE            MODERATE             AGGRESSIVE
                                                                   PORTFOLIO              PORTFOLIO             PORTFOLIO
                                                                     (000)                  (000)                 (000)
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends from Underlying Funds...........................         $ 222                  $ 486                $  544
  Interest..................................................             1                      1                     1
                                                                    ------------------------------------------------------
    Total Income............................................           223                    487                   545
                                                                    ------------------------------------------------------
EXPENSES:
    Administrative Fee......................................             7                     12                    14
    Less: Fees Waived.......................................            (7)                   (12)                  (14)
                                                                     -----                  -----                ------
                                                                        --                     --                    --
  Professional Fees.........................................            11                     21                    24
  Shareholder Reporting.....................................            17                     24                    23
  Amortization of Organizational Costs......................            20                     20                    20
  Filing and Registration Fees..............................            21                     19                    19
  Custodian Fees............................................             5                     10                    12
  Distribution Fees on Class B Shares.......................             2                      2                     2
  Other Expenses............................................             1                      1                     2
  Expenses Reimbursed by Adviser............................           (66)                   (82)                  (79)
                                                                    ------------------------------------------------------
    Total Net Expenses......................................            11                     15                    23
                                                                    ------------------------------------------------------
NET INVESTMENT INCOME.......................................           212                    472                   522
                                                                    ------------------------------------------------------
NET REALIZED GAIN (LOSS):
  Investments Sold..........................................           (55)                    69                   320
                                                                    ------------------------------------------------------
CHANGE IN UNREALIZED DEPRECIATION:
  Investments...............................................           (61)                  (629)               (1,428)
                                                                    ------------------------------------------------------
TOTAL NET REALIZED LOSS AND CHANGE IN UNREALIZED
  DEPRECIATION..............................................          (116)                  (560)               (1,108)
                                                                    ------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................         $  96                  $ (88)               $ (586)
                                                                    ------------------------------------------------------
                                                                     -----------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            CONSERVATIVE                      MODERATE                       AGGRESSIVE
                                              PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                    -----------------------------   -----------------------------   -----------------------------
                                       YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                    -----------------------------   -----------------------------   -----------------------------
                                        2000            1999            2000            1999            2000            1999
                                        (000)           (000)           (000)           (000)           (000)           (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net Investment Income............        212         $   233         $   472         $   218         $   522         $    75
  Net Realized Gain (Loss).........        (55)            156              69             497             320             884
  Change in Unrealized Appreciation
    (Depreciation).................        (61)             (9)           (629)            187          (1,428)            807
                                                    -----------------------------------------------------------------------------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations.....................         96             380             (88)            902            (586)          1,766
                                                    -----------------------------------------------------------------------------
DISTRIBUTIONS
  CLASS A:
  Net Investment Income............       (171)           (298)           (342)           (419)           (307)           (382)
  Net Realized Gain................         --             (54)           (137)           (220)           (536)           (382)
  In Excess of Net Realized Gain...         (8)            (27)           (129)            (28)             --              --
  CLASS B:
  Net Investment Income............        (44)            (40)            (38)            (47)            (33)            (44)
  Net Realized Gain................         --              (7)            (16)            (26)            (61)            (46)
  In Excess of Net Realized Gain...         (2)             (4)            (15)             (3)             --              --
                                                    -----------------------------------------------------------------------------
  Total Distributions..............       (225)           (430)           (677)           (743)           (937)           (854)
                                                    -----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed.......................      2,300           2,969           2,254           2,574           4,097           2,464
  Distributions Reinvested.........        179             378             608             667             843             764
  Redeemed.........................     (4,480)         (2,029)         (2,272)         (2,248)         (3,737)         (2,035)
  CLASS B:
  Distributions Reinvested.........         46              52              68              76              95              90
                                                    -----------------------------------------------------------------------------
  Net Increase (Decrease) in
    Capital Share Transactions.....     (1,955)          1,370             658           1,069           1,298           1,283
                                                    -----------------------------------------------------------------------------
  Total Increase (Decrease) in Net
    Assets.........................     (2,084)          1,320            (107)          1,228            (225)          2,195
NET ASSETS:
  Beginning of Period..............      5,016           3,696           6,374           5,146           6,948           4,753
                                                    -----------------------------------------------------------------------------
  End of Period....................    $ 2,932         $ 5,016         $ 6,267         $ 6,374         $ 6,723           6,948
                                                    -----------------------------------------------------------------------------
                                                    -----------------------------------------------------------------------------
  Undistributed (accumulated) net
    investment income included in
    end of period net assets.......    $     1         $  (113)        $    --         $     2         $    --               3
                                                    -----------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Shares Subscribed...............        226             283             213             236             338             214
   Shares Issued on Reinvesting
     Distributions.................         19              38              65              64              85              65
   Shares Redeemed.................       (442)           (191)           (214)           (202)           (309)           (175)
                                                    -----------------------------------------------------------------------------
   Net Increase (Decrease) in
     Class A Shares Outstanding....       (197)            130              64              98             114             104
                                                    -----------------------------------------------------------------------------
                                                    -----------------------------------------------------------------------------
   CLASS B:
   Shares Issued on Reinvesting
     Distributions.................          5               5               7               7              10               8
                                                    -----------------------------------------------------------------------------
   Net Increase in Class B Shares
     Outstanding...................          5               5               7               7              10               8

--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                CLASS A
                                      -------------------------------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                      -------------------------------------------------------------------------------------------
                                                                                                                 ONE DAY ENDED
                                             2000                    1999                    1998             DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................            $10.09                  $10.18                  $10.00                  $10.00
                                      -------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.........              0.56                    0.56                    0.35                      --
  Net Realized and Unrealized
    Gain (Loss).................             (0.26)                   0.31                    0.42                      --
                                      -------------------------------------------------------------------------------------------
    Total From Investment
      Operations................              0.30                    0.87                    0.77                      --
                                      -------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.........             (0.76)                  (0.76)                  (0.46)                     --
  Net Realized Gain.............                --                   (0.13)                  (0.11)                     --
  In Excess of Net Realized
    Gain........................             (0.03)                  (0.07)                  (0.02)                     --
                                      -------------------------------------------------------------------------------------------
    Total Distributions.........             (0.79)                  (0.96)                  (0.59)                   0.00
                                      -------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD........................            $ 9.60                  $10.09                  $10.18                  $10.00
                                      -------------------------------------------------------------------------------------------
                                      -------------------------------------------------------------------------------------------
TOTAL RETURN....................              3.06%                   8.69%                   7.76%                   0.00%
                                      -------------------------------------------------------------------------------------------
                                      -------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)...................            $2,313                  $4,414                  $3,141                  $  517
Ratio of Expenses to Average Net
  Assets (1)....................              0.28%                   0.31%                   0.32%                   0.00%(a)
Ratio of Net Investment Income
  to Average Net Assets (1).....              6.08%                   5.02%                   5.31%                   0.00%(a)
Portfolio Turnover..............                59%                     61%                    129%                      0%
--------------------------------
(1) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net
      Investment Income.........            $ 0.19                  $ 0.27                  $ 0.27                  $ 0.00
  Ratios Before Expense
  Limitation:
    Expenses to Average Net
      Assets....................              2.38%                   2.74%                   4.45%                   0.00%(a)
    Net Investment Income to
      Average Net Assets........              3.99%                   2.59%                   1.21%                   0.00%(a)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                CLASS B
                                      -------------------------------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                      -------------------------------------------------------------------------------------------
                                                                                                                 ONE DAY ENDED
                                             2000                    1999                    1998             DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................            $10.08                  $10.18                  $10.00                  $10.00
                                      -------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.........              0.66                    0.50                    0.52                      --
  Net Realized and Unrealized
    Gain (Loss).................             (0.38)                   0.33                    0.23                      --
                                      -------------------------------------------------------------------------------------------
    Total From Investment
      Operations................              0.28                    0.83                    0.75                      --
                                      -------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.........             (0.74)                  (0.73)                  (0.44)                     --
  Net Realized Gain.............                --                   (0.13)                  (0.11)                     --
  In Excess of Net Realized
    Gain........................             (0.03)                  (0.07)                  (0.02)                     --
                                      -------------------------------------------------------------------------------------------
    Total Distributions.........             (0.77)                  (0.93)                  (0.57)                     --
                                      -------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD........................            $ 9.59                  $10.08                  $10.18                  $10.00
                                      -------------------------------------------------------------------------------------------
                                      -------------------------------------------------------------------------------------------
TOTAL RETURN....................              2.81%                   8.33%                   7.52%                   0.00%
                                      -------------------------------------------------------------------------------------------
                                      -------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)...................            $  619                  $  602                  $  555                  $  516
Ratio of Expenses to Average Net
  Assets (2)....................              0.54%                   0.56%                   0.57%                   0.00%(a)
Ratio of Net Investment Income
  to Average Net Assets (2).....              6.40%                   4.73%                   5.06%                   0.00%(a)
Portfolio Turnover..............                59%                     61%                    129%                      0%
--------------------------------
(2) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net
      Investment Income.........            $ 0.24                  $ 0.25                  $ 0.42                  $ 0.00
  Ratios Before Expense
  Limitiation:
    Expenses to Average Net
      Assets....................              2.63%                   2.90%                   4.70%                   0.00%(a)
    Net Investment Income to
      Average Net Assets........              4.09%                   2.39%                   0.96%                   0.00%(a)

--------------------------------------------------------------------------------

 *  Commencement of operations
(a) Annualized
   The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
MODERATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                CLASS A
                                      -------------------------------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                      -------------------------------------------------------------------------------------------
                                                                                                                 ONE DAY ENDED
                                             2000                    1999                    1998             DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................            $10.69                  $10.49                  $10.00                  $10.00
                                        -----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.........              0.78                    0.39                    0.28                      --
  Net Realized and Unrealized
    Gain (Loss).................             (0.94)                   1.23                    0.71                      --
                                        -----------------------------------------------------------------------------------------
    Total From Investment
      Operations................             (0.16)                   1.62                    0.99                      --
                                        -----------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.........             (0.64)                  (0.89)                  (0.43)                     --
  Net Realized Gain.............             (0.25)                  (0.47)                  (0.03)                     --
  In Excess of Net Realized
    Gain........................             (0.24)                  (0.06)                  (0.04)                     --
                                        -----------------------------------------------------------------------------------------
    Total Distributions.........             (1.13)                  (1.42)                  (0.50)                   0.00
                                        -----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD........................            $ 9.40                  $10.69                  $10.49                  $10.00
                                        -----------------------------------------------------------------------------------------
                                        -----------------------------------------------------------------------------------------
TOTAL RETURN....................             (1.37)%                 15.79%                   9.93%                   0.00%
                                        -----------------------------------------------------------------------------------------
                                        -----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)...................            $5,624                  $5,720                  $4,580                  $  517
Ratio of Expenses to Average Net
  Assets (1)....................              0.21%                   0.23%                   0.25%                   0.00%(a)
Ratio of Net Investment Income
  to Average Net Assets (1).....              7.43%                   3.59%                   4.26%                   0.00%(a)
Portfolio Turnover..............                59%                     87%                    139%                      0%
--------------------------------
(1) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net
      Investment Income.........            $ 0.16                  $ 0.26                  $ 0.22                  $ 0.00
  Ratios Before Expense
  Limitation:
    Expenses to Average Net
      Assets....................              1.70%                   2.58%                   3.63%                   0.00%(a)
    Net Investment Income to
      Average Net Assets........              5.95%                   1.23                    0.88%                   0.00%(a)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                CLASS B
                                      -------------------------------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                      -------------------------------------------------------------------------------------------
                                                                                                                 ONE DAY ENDED
                                             2000                    1999                    1998             DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................            $10.68                  $10.48                  $10.00                  $10.00
                                        -----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.........              0.73                    0.37                    0.42                      --
  Net Realized and Unrealized
    Gain (Loss).................             (0.92)                   1.23                    0.53                      --
                                        -----------------------------------------------------------------------------------------
    Total From Investment
      Operations................             (0.19)                   1.60                    0.95                      --
                                        -----------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.........             (0.61)                  (0.87)                  (0.40)                     --
  Net Realized Gain.............             (0.25)                  (0.47)                  (0.03)                     --
  In Excess of Net Realized
    Gain........................             (0.24)                  (0.06)                  (0.04)                     --
                                        -----------------------------------------------------------------------------------------
    Total Distributions.........             (1.10)                  (1.40)                  (0.47)                   0.00
                                        -----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD........................            $ 9.39                  $10.68                  $10.48                  $10.00
                                        -----------------------------------------------------------------------------------------
                                        -----------------------------------------------------------------------------------------
TOTAL RETURN....................             (1.61)%                 15.54%                   9.57%                   0.00%
                                        -----------------------------------------------------------------------------------------
                                        -----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)...................            $  643                  $  654                  $  566                  $  516
Ratio of Expenses to Average Net
  Assets (2)....................              0.46%                   0.48%                   0.50%                   0.00%(a)
Ratio of Net Investment Income
  to Average Net Assets (2).....              7.22%                   3.35%                   4.01%                   0.00%(a)
Portfolio Turnover..............                59%                     87%                    139%                      0%
--------------------------------
(2) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net
      Investment Income.........            $ 0.16                  $ 0.26                  $ 0.35                  $ 0.00
  Ratios Before Expense
  Limitation:
    Expenses to Average Net
      Assets....................              1.95%                   2.81%                   3.88%                   0.00%(a)
    Net Investment Income to
      Average Net Assets........              5.74%                   1.02%                   0.63%                   0.00%(a)

--------------------------------------------------------------------------------

 *  Commencement of operations
(a) Annualized
   The ratios of expense to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                                                          YEARS ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------------
                                                                                                                 ONE DAY ENDED
                                                   2000                  1999                  1998           DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....          $12.30                $10.49                $10.00                $10.00
                                            -------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................            0.83                  0.24                  0.13                    --
  Net Realized and Unrealized Gain
    (Loss)..............................           (1.80)                 3.29                  0.70                    --
                                            -------------------------------------------------------------------------------------
    Total From Investment Operations....           (0.97)                 3.53                  0.83                    --
                                            -------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.................           (0.57)                (0.86)                (0.24)                   --
  Net Realized Gain.....................           (0.99)                (0.86)                (0.01)                   --
  In Excess of Net Realized Gain........              --                    --                 (0.09)                   --
                                            -------------------------------------------------------------------------------------
    Total Distributions.................           (1.56)                (1.72)                (0.34)                   --
                                            -------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........          $ 9.77                $12.30                $10.49                $10.00
                                            -------------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------------
TOTAL RETURN............................           (7.92)%               34.31%                 8.38%                 0.00%
                                            -------------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...          $6,035                $6,200                $4,194                $  517
Ratio of Expenses to Average Net Assets
  (1) ..................................            0.27%                 0.28%                 0.31%                 0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (1) ...............            7.44%                 1.36%                 2.18%                 0.00%(a)
Portfolio Turnover......................              50%                  106%                  188%                    0%
--------------------------------
(1) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
      Income............................          $ 0.15                $ 0.42                $ 0.23                $ 0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets......            1.62%                 2.66%                 4.19%                 0.00%(a)
    Net Investment Income (Loss) to
      Average Net Assets................            6.12%                (1.03)%               (1.69)%                0.00%(a)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                   CLASS B
                                            -------------------------------------------------------------------------------------
                                                                          YEARS ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------------
                                                                                                                 ONE DAY ENDED
                                                   2000                  1999                  1998           DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....          $12.30                $10.50                $10.00                $10.00
                                            -------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................            0.79                  0.19                  0.20                    --
  Net Realized and Unrealized Gain......           (1.78)                 3.30                  0.62                    --
                                            -------------------------------------------------------------------------------------
    Total From Investment Operations....           (0.99)                 3.49                  0.82                    --
                                            -------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.................           (0.54)                (0.83)                (0.22)                   --
  Net Realized Gain.....................           (0.99)                (0.86)                (0.01)                   --
  In Excess of Net Realized Gain
    (Loss)..............................              --                    --                 (0.09)                   --
                                            -------------------------------------------------------------------------------------
    Total Distributions.................           (1.53)                (1.69)                (0.32)                   --
                                            -------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........          $ 9.78                $12.30                $10.50                $10.00
                                            -------------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------------
TOTAL RETURN............................           (8.07)%               33.88%                 8.23%                 0.00%
                                            -------------------------------------------------------------------------------------
                                            -------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...          $  688                $  748                $  559                $  516
Ratio of Expenses to Average Net Assets
  (2) ..................................            0.52%                 0.53%                 0.56%                 0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (2) ...............            7.05%                 1.00%                 1.93%                 0.00%(a)
Portfolio Turnover......................              50%                  106%                  188%                    0%
--------------------------------
(2) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
      Income............................          $ 0.15                $ 0.46                $ 0.41                $ 0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets......            1.87%                 2.93%                 4.44%                 0.00%(a)
    Net Investment Income (Loss) to
      Average Net Assets................            5.74%                (1.39)%               (1.94)%                0.00%(a)

--------------------------------------------------------------------------------

 *  Commencement of operations
(a) Annualized
   The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

Morgan Stanley Dean Witter Strategic Adviser Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a type of mutual fund often described as a "fund of funds." The Fund consists of three separate investment portfolios:
Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio, (each a "Portfolio" and collectively, the "Portfolios") that invest primarily in different combinations of the Class A shares of certain investment portfolios of Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") and Institutional Class shares of certain investment portfolios of MAS Funds (each an "Underlying Fund" and collectively, the "Underlying Funds"). The MAS Funds are managed by an affiliate of the Investment Adviser. The Fund currently offers two classes of shares, Class A and Class B shares. Both classes have identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. The investment objective of the Conservative, Moderate and Aggressive Portfolios is to seek the highest level of long-term total return that is consistent with a relatively conservative level, moderate level or high level of risk, respectively.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Investments in the Underlying Funds are valued at the net asset value per share of the Underlying Fund at the close of each valuation day. Short-term securities with a maturity date of less than 60 days are valued at amortized cost which approximates market value.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. ORGANIZATIONAL COSTS: The Fund incurred organizational costs of approximately $297,000 which have been capitalized and allocated equally to each Portfolio. Such costs are being amortized on a straight line basis over a period of five years beginning on December 31, 1997, the date the Fund commenced operations. Morgan Stanley Dean Witter Investment Management Inc. has agreed that in the event any of its initial shares which comprised the Fund at inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at time of redemption.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

5. OTHER: Realized gains and losses from the sale of the Underlying Funds are determined on the specific identified cost basis. Dividend income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares of a Portfolio based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on investments.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the Fund's financial statements.

B. INVESTMENT ADVISER AND ADMINISTRATOR: Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management" or the "Adviser"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., allocates the Portfolios' investments in the Underlying Funds within the applicable ranges for each Portfolio, at no charge, under the terms of an Investment Advisory and Management Agreement (the "Agreement"). The Adviser also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses, if any. Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate Chase Global Funds Services Company ("CGFSC"). For such services, the Adviser pays CGFSC a fee, which is equivalent to a portion of the fee the Adviser receives from the Fund. Certain employees of CGFSC are officers of the Fund.

The Adviser has agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses of the Portfolios plus the operating expenses of the Underlying Funds attributable to the shares owned by the Portfolios, expressed as a percentage of average daily net assets, exceed the maximum annual ratios indicated as follows:

                                               MAXIMUM
                                            EXPENSE RATIO
                                         -------------------
PORTFOLIO                                CLASS A    CLASS B
---------                                --------   --------
Conservative Portfolio.................   0.80%      1.05%
Moderate Portfolio.....................   0.90%      1.15%
Aggressive Portfolio...................   1.10%      1.35%

C. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., and an affiliate of MSDW Investment Management, serves as the distributor of the Fund and provides Class B shareholders of each applicable Portfolio with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Distributor is entitled

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 2000
--------------------------------------------------------------------------------
to receive from each Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets. The Distributor may voluntarily waive, from time to time, all or a portion of its distribution fee.

D. CUSTODIAN: Chase serves as the custodian of the investments and cash of the Portfolios.

E. PURCHASES AND SALES: For the year ended December 31, 2000, purchases and sales of Underlying Funds were as follows:

                                         PURCHASES     SALES
PORTFOLIO                                  (000)       (000)
---------                                ----------   --------
Conservative Portfolio.................    $2,023      $5,935
Moderate Portfolio.....................     4,230       3,796
Aggressive Portfolio...................     4,432       3,461

For the year ended December 31, 2000, the Fund had no purchases and sales of long-term U.S. Government securities.

F. OTHER: At December 31, 2000, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                                   NET
                                                               UNREALIZED
                                   UNREALIZED    UNREALIZED      APPREC.
                          COST       APPREC.       DEPREC.      (DEPREC.)
PORTFOLIO                (000)        (000)         (000)         (000)
---------               --------   -----------   -----------   -----------
Conservative
 Portfolio............   $3,057       $  1          $(142)        $(141)
Moderate Portfolio....    6,927         --           (679)         (679)
Aggressive
 Portfolio............    7,421         92           (822)         (730)

At December 31, 2000, the Conservative Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $12,000 which will expire on December 31, 2008. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Conservative Portfolio's next taxable year. For the year ended December 31, 2000, the Portfolio deferred to January 1, 2001, for U.S. Federal income tax purposes, post-October capital losses of $8,000.

Certain Portfolios have investments in Underlying Funds which invest in high-yield and/or foreign securities.

Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. In addition, these investments tend to have thinner trading markets which may result in less availability of price quotations and a risk that amounts realized upon disposition of a security will differ from such quotations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated and U.S. security market transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

--------------------------------------------------------------------------------

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Morgan Stanley Dean Witter Strategic Adviser Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the Portfolios of Investments, of the Morgan Stanley Dean Witter Strategic Adviser Fund, Inc. (comprised of the Conservative Portfolio, the Moderate Portfolio and the Aggressive Portfolio) (the "Fund") as of December 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the two years in the period then ended and for the one day ended December 31, 1997, were audited by other auditors whose report, dated February 8, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Morgan Stanley Dean Witter Strategic Adviser Fund, Inc. at December 31, 2000, and the results of their operations, changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                                          [LOGO]

Boston, Massachusetts
February 2, 2001

--------------------------------------------------------------------------------

            MORGAN STANLEY DEAN WITTER STRATEGIC ADVISER FUND, INC.
                      FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2000, the following Portfolios intend to distribute long-term capital gains totaling:

                                    LONG-TERM
                                  CAPITAL GAINS
PORTFOLIO                             (000)
---------                         -------------
Conservative Portfolio..........      $ 10
Moderate Portfolio..............       186
Aggressive Portfolio............       479

For the year ended December 31, 2000, the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders for the Conservative, Moderate and Aggressive Portfolios are 2.26%, 4.43% and 6.41%, respectively.

--------------------------------------------------------------------------------